Warrants and founders' warrants - Warrants issued pursuant to equity compensation plan (Details) - EUR (€) € / shares in Units, € in Thousands				12 Months Ended
	Apr. 30, 2020	Apr. 03, 2020	Jul. 10, 2015	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted		7,475,708	270,414
Warrant Term	5 years		4 years	85 years
BSPCE Warrants issued 7/21/2017, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 7/21/2017, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 7/21/2018, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 7/21/2018, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, year one				0.33%
BSPCE Warrants issued 7/21/2019, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 7/21/2019, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2020, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2020, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 12/22/2020, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 12/22/2020, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants Issued 09/15/2021 Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants Issued 09/15/2021 Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 12/22/2022, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants Issued 09/15/2022 Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants Issued 09/15/2022 Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2022, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2022, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 12/22/2022, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants Issued 09/15/2023 Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants Issued 09/15/2023 Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2024, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2024, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 12/22/2024, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 12/22/2024, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 07/21/2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				72,000
Exercise price (per share)				€ 3.30
Volatility				59.95%
Risk-free rate				(0.62%)
Initial valuation (Black-Scholes)				€ 153
Founders share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				4,379,122	3,499,089
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				227,000
Exercise price (per share)				€ 3.30
Volatility				54.07%
Risk-free rate				(0.53%)
Initial valuation (Black-Scholes)				€ 347
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				127,000
Exercise price (per share)				€ 3.30
Volatility				57.25%
Risk-free rate				(0.65%)
Initial valuation (Black-Scholes)				€ 421
Founders share warrants | BSPCE Warrants issued 7/21/2019, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				666,667
Exercise price (per share)				€ 0.27
Volatility				53.32%
Risk-free rate				(0.56%)
Initial valuation (Black-Scholes)				€ 356
Founders share warrants | BSPCE Warrants issued 7/21/2019, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				1,333,333
Exercise price (per share)				€ 0.27
Volatility				48.36%
Risk-free rate				(0.62%)
Initial valuation (Black-Scholes)				€ 674
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted					1,333,333
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted					666,667
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				999,393	999,393
Exercise price (per share)				€ 0.47
Volatility				57.80%
Risk-free rate				(0.77%)
Initial valuation (Black-Scholes)				€ 508
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				499,696	499,696
Exercise price (per share)				€ 0.47
Volatility				57.91%
Risk-free rate				(0.77%)
Initial valuation (Black-Scholes)				€ 284
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				2,919,415
Exercise price (per share)				€ 0.73
Volatility				79.11%
Risk-free rate				(0.73%)
Initial valuation (Black-Scholes)				€ 677
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				1,459,707
Exercise price (per share)				€ 0.73
Volatility				106.04%
Risk-free rate				(0.75%)
Initial valuation (Black-Scholes)				€ 595
Free share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				6,631,068	2,500,911
Free share warrants | Free shares 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				2,500,911	2,500,911
Initial valuation (Black-Scholes)				€ 2,311
Vesting period				2 years
Conservation period				2 years
Free share warrants | Free shares 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				6,631,068
Initial valuation (Black-Scholes)				€ 4,936
Vesting period				1 year
Conservation period				1 year